BASIC AND DILUTED NET EARNINGS PER SHARE (Details Textual)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	466,534	1,675,521	1,308,212